DERIVATIVE INSTRUMENTS (Details 5) - Millburn Multi Markets Trading L P [Member] - USD ($)		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities		$ 8,092,061		$ 19,165,365
Gross amounts offset in the Statement of Financial Condition		(7,729,865)		(7,451,830)
Net amounts of liabilities presented in the Statement of Financial Condition		362,196		11,713,535
Collateral Pledged	[1],[2]	362,196		11,713,535
Net Amount			[3]		[4]
Collateral disclosed as a percentage of net assets, maximum allowed		100.00%		100.00%
Forward Contracts [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities				$ 19,165,365
Gross amounts offset in the Statement of Financial Condition				(7,451,830)
Net amounts of liabilities presented in the Statement of Financial Condition				11,713,535
Counterparty G [Member]
Offsetting Liabilities [Line Items]
Net amounts of liabilities presented in the Statement of Financial Condition				4,571,013
Collateral Pledged	[1],[2]			4,571,013
Net Amount	[4]
Counterparty G [Member] | Forward Contracts [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities				7,086,206
Gross amounts offset in the Statement of Financial Condition				(2,515,193)
Net amounts of liabilities presented in the Statement of Financial Condition				4,571,013
Counterparty H [Member]
Offsetting Liabilities [Line Items]
Net amounts of liabilities presented in the Statement of Financial Condition				7,142,522
Collateral Pledged	[1],[2]			7,142,522
Net Amount	[4]
Counterparty H [Member] | Forward Contracts [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities				12,079,159
Gross amounts offset in the Statement of Financial Condition				(4,936,637)
Net amounts of liabilities presented in the Statement of Financial Condition				$ 7,142,522
Counterparty K [Member]
Offsetting Liabilities [Line Items]
Net amounts of liabilities presented in the Statement of Financial Condition		$ 362,196
Collateral Pledged	[1],[2]	362,196
Net Amount	[3]
Counterparty K [Member] | Forward Contracts [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities		8,092,061
Gross amounts offset in the Statement of Financial Condition		(7,729,865)
Net amounts of liabilities presented in the Statement of Financial Condition		$ 362,196

[1]	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of liabilities presented in the Statement of Financial Condition, for each respective counterparty.
[2]	Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.
[3]	Net amount represents the amounts owed by the Partnership to each counterparty as of December 31, 2018.
[4]	Net amount represents the amounts owed by the Partnership to each counterparty as of December 31, 2017.